Net Sales Determined by Geographic Origin and Property, Plant and Equipment Determined Based on Physical Location (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Net sales	¥ 1,884,991	¥ 1,981,763	¥ 1,843,127
Property, plant and equipment	585,220	529,656	508,387
JAPAN
Segment Reporting Disclosure [Line Items]
Net sales	622,121	723,568	641,502
Property, plant and equipment of domicile country	367,610	356,424	354,797
Americas
Segment Reporting Disclosure [Line Items]
Net sales	534,781	436,300	391,380
Property, plant and equipment of foreign countries	85,499	67,350	63,972
Europe and Cis
Segment Reporting Disclosure [Line Items]
Net sales	203,668	217,085	175,217
Property, plant and equipment of foreign countries	32,015	29,483	29,868
China
Segment Reporting Disclosure [Line Items]
Net sales	122,373	196,537	332,581
Other Countries
Segment Reporting Disclosure [Line Items]
Net sales	402,048	408,273	302,447
Property, plant and equipment of foreign countries	¥ 100,096	¥ 76,399	¥ 59,750